Share equity incentive plans - Schedule of Activity of Restricted Stock Units (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at the beginning of the year (in shares)	2,866,980	967,797
Granted (in shares)	2,820,708	2,678,036
Vested (in shares)	(1,060,404)	(319,516)
Forfeited (in shares)	(623,948)	(459,337)
Outstanding at the end of the year (in shares)	4,003,336	2,866,980
Weighted Average Fair Value at grant date
Outstanding at the beginning of the year, weighted average fair value at grant date (in dollars per share)	$ 12.06	$ 18.97
Granted, weighted average fair value at grant date (in dollars per share)	6.54	10.66
Vested, weighted-average fair value grant date (in dollars per share)	11.83	17.91
Forfeited, weighted average fair value at grant date (in dollars per share)	10.90	15.06
Outstanding at the end of the year, weighted average fair value at grant date (in dollars per share)	$ 8.16	$ 12.06